Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EFSC INCENTIVE SAVINGS PLAN
SUPPLEMENTAL SCHEDULE

EIN: 43-1706259 PLAN: 001
SCHEDULE H, LINE 4i: SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost**	(e) Current Value
	Interest-bearing cash	Cash		$69,730

	Mutual funds:
	AMG River Road Small Cap Value Fund Class I	Mutual Fund		7,916,540
	Baird Aggregate Bond Fund Class Institutional	Mutual Fund		6,101,854
	Conestoga Small Cap Fund Investors Class	Mutual Fund		150,571
	CRM Mid Cap Value Fund Class Institutional	Mutual Fund		4,863,593
	Dodge & Cox Stock Fund Class I	Mutual Fund		14,730,604
	Goldman Sachs GQG Partners International Opportunities Fund Institutional Shares	Mutual Fund		7,820,822
	Hartford Schroders International Multi-Cap Value Fund Class I	Mutual Fund		3,641,689
	Nuveen Core Impact Bond Fund Class R6	Mutual Fund		11
	PGIM Jennison Mid-Cap Growth Fund Class R6	Mutual Fund		5,528,394
	Polen Growth Fund Institutional Class	Mutual Fund		1,465,862
	State Street Aggregate Bond Index Fund Class K	Mutual Fund		1,110,386
	State Street Global All Cap Equity ex-U.S. Index Fund Class K	Mutual Fund		4,171,500
	State Street Small/Mid Cap Equity Index Fund Class K	Mutual Fund		3,981,585
	Vanguard LifeStrategy Moderate Growth Fund Class I	Mutual Fund		7,025,032
	Vanguard LifeStrategy Growth Fund Class I	Mutual Fund		5,114,580
	Vanguard LifeStrategy Income Fund Class I	Mutual Fund		1,394,499
	Vanguard LifeStrategy Conservative Growth Fund Class I	Mutual Fund		929,696
				$75,947,218

	Collective trust funds:
*	Schwab Indexed Retirement Trust 2010 Fund Class I	Collective Trust Fund		$821,995
*	Schwab Indexed Retirement Trust 2015 Fund Class I	Collective Trust Fund		207,513
*	Schwab Indexed Retirement Trust 2020 Fund Class I	Collective Trust Fund		5,495,293
*	Schwab Indexed Retirement Trust 2025 Fund Class I	Collective Trust Fund		7,358,383
*	Schwab Indexed Retirement Trust 2030 Fund Class I	Collective Trust Fund		16,647,398
*	Schwab Indexed Retirement Trust 2035 Fund Class I	Collective Trust Fund		10,101,808
*	Schwab Indexed Retirement Trust 2040 Fund Class I	Collective Trust Fund		19,172,969
*	Schwab Indexed Retirement Trust 2045 Fund Class I	Collective Trust Fund		11,328,092
*	Schwab Indexed Retirement Trust 2050 Fund Class I	Collective Trust Fund		13,559,421
*	Schwab Indexed Retirement Trust 2055 Fund Class I	Collective Trust Fund		4,650,727
*	Schwab Indexed Retirement Trust 2060 Fund Class I	Collective Trust Fund		3,788,492
*	Schwab Indexed Retirement Trust 2065 Fund Class I	Collective Trust Fund		791,295
	State Street S&P 500 Index Non-Lending Series Fund Class N	Collective Trust Fund		32,069,223
	State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II	Collective Trust Fund		1,061,606
	Galliard Stable Return Fund C	Collective Trust Fund		8,124,368
				$135,178,583

*	EFSC common stock	Common stock		8,543,230

*	Participant loans	4.25% - 9.50% Due at various dates through 2053		2,649,000
	Total			$222,387,761

	*Represents a party-in-interest to the Plan.
	**Historical cost information has been omitted as these investments are participant-directed.